Lease - Summary of Changes in Right-of-Use Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₩ 5,737	₩ 4,946
Depreciation	(3,448)	(2,957)
Reassessment	2,019	326
Acquisitions/Additions	4,300	3,458
Disposals	(63)	(13)
Translation difference	195	(23)
Ending balance	8,740	5,737
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,904	3,642
Depreciation	(2,078)	(1,493)
Reassessment	2,018	311
Acquisitions/Additions	2,731	1,469
Disposals	(61)	0
Translation difference	184	(25)
Ending balance	6,698	3,904
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	102	266
Depreciation	(187)	(186)
Reassessment	0	4
Acquisitions/Additions	378	32
Disposals	(2)	(13)
Translation difference	1	(1)
Ending balance	292	102
Others
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,731	1,038
Depreciation	(1,183)	(1,278)
Reassessment	1	11
Acquisitions/Additions	1,191	1,957
Disposals	0	0
Translation difference	10	3
Ending balance	₩ 1,750	₩ 1,731